Provisions (Tables)	12 Months Ended
Dec. 31, 2021
Provisions
Schedule of provisions

	12/31/2021	12/31/2020
Provisions for legal and administrative proceedings	21,682	20,613
Provision for expected credit losses on loan commitments	31,166	3,024
	52,848	23,637

Income tax and social contribution
Provisions
Schedule of contingent liabilities

12/31/2021	12/31/2020
Total	Total
63,805	53,274

COFINS
Provisions
Schedule of contingent liabilities

	12/31/2021
Note	Principal	Fine	Interest	Total
(i)	1,254	251	2,600	4,105
(ii)	3,496	699	4,809	9,004
(iii)	10,027	154,414	—	164,441
(iv)	11,212	8,409	14,537	34,158
(v)	1,367	273	834	2,474
(vi)	—	688	185	873
(vii)	8,586	6,439	7,408	22,433
(viii)	9,310	6,982	6,407	22,699
	45,252	178,155	36,780	260,187

	12/31/2020
Note	Principal	Fine	Interest	Total
(i)	1,254	251	2,553	4,058
(ii)	3,496	699	4,678	8,873
(iii)	10,027	14,889	—	24,918
(iv)	11,212	8,409	13,803	33,423
(v)	1,367	273	783	2,424
(vi)	—	688	159	848
(vii)	8,586	6,439	6,846	21,871
(viii)	9,310	6,982	5,797	22,090
	45,252	38,630	34,619	118,506
(i)

On July 2, 2010, the Federal Revenue Service, contrary to a decision of the Federal Supreme Court, which was final and unappealable, as described above, filed an administrative proceeding claiming the amounts of judicial deposits related to COFINS previously made by Inter.

On October 5, 2010, an injunction was granted demanding that the defense presented in the administrative proceeding files be heard within the hierarchical appeal process as well as suspending the demand for payment. The last update of the process took place in 2017, with a hearing with the auxiliary judge to emphasize the particularities of the case, in particular the reasons why the special appeal in the Union should not be admitted due to procedural aspects.

(ii)

On July 14, 2010, the Federal Revenue Service filed an administrative proceeding charging the amounts of refund requests for amounts paid in excess to COFINS raised by Inter. The process is in progress, and the judgment of the motion for clarification is awaited.

After Inter filed an Expression of Dissatisfaction, the Administrative Council of Tax Appeals determined the suspension of the administrative process until its judgment at the Federal Supreme Court.

(iii)	On November 11, 2010, tax assessment notices were issued claiming amounts due of PIS and COFINS, plus a fine of 75% and interest on arrears in the period from March 2006 to December 2008.

After Inter filed an Expression of Dissatisfaction, the Administrative Council of Tax Appeals determined the suspension of the administrative process until its judgment at the Federal Supreme Court.

(iv)

On December 15, 2014, a tax assessment notice was issued claiming amounts due of COFINS due to alleged underpayment in the period from January 2010 to December 2011, plus a fine of 75% and interest on arrears.

(v)

On October 9, 2015, Inter was notified by Internal Revenue Service of the decision to dismiss its right to offset tax payables in January and February 2014 with the COFINs credits arising from past payments considered undue by Inter.

On November 3, 2015, Inter filed an Expression of Dissatisfaction, to which a response is pending. Currently, the distribution of Banco Inter’s appeal in CARF and subsequent designation of Reporting Board Member is awaited.

(vi)

On January 24, 2017, a tax assessment notice was issued claiming an isolated fine of 50% on the amount of the tax payable whose offset was not approved in administrative proceeding no. 10680.723654/2015-41. On February 24, 2017, an objection was presented by Banco Inter, which is awaiting consideration at the 1st administrative level.

(vii)

On April 5, 2017, a tax assessment notice was issued claiming amounts of COFINS due, plus a fine of 75% and interest in arrears, on the allegation that Inter, in the calendar year 2013, underpaid due to the non-inclusion of “financial income” in the calculation basis.

On March 26, 2019, Inter’s voluntary appeal was distributed to the 1st Ordinary Class of the 2nd Chamber of the 3rd Judicial Section of CARF (“Administrative Board of Tax Appeals”). It is expected the appeal to be included in the list of CARF judgments.

(viii)On October 31, 2018, a tax assessment notice was issued claiming amounts of COFINs due, plus a fine of 75% and interest in arrears, on the allegation that Inter, in the calendar year 2014,Inter underpaid due to the non-inclusion of “financial income” in the calculation basis. Inter is awaiting the judgment of the challenge it has presented.

Legal proceedings provision
Provisions
Schedule of change in provisions

	Labor	Civil	Tax	Total
Balance on January 1, 2021	3,173	16,424	1,016	20,613
(+) Consitution / increase in provision	1,601	17,401	—	19,002
(-) payment	(1,462)	(15,454)	(1,017)	(17,933)
Balance on December 31, 2021	3,312	18,371	(1)	21,682

Balance on January 1, 2020	3,678	13,881	957	18,861
(+) Consitution / increase in provision	1,492	13,729	59	15,280
(-) payment	(1,997)	(11,186)	—	(13,183)
Balance on December 31, 2020	3,173	16,424	1,016	20,613

Provision for expected credit losses on loan commitments
Provisions
Schedule of change in provisions

Total
Balance on January 1, 2021	3,024
(+) Consitution / increase in provision	28,142
Balance on December 31, 2021	31,166

Total
Balance on January 1, 2020	3,539
(-) page reversal	(515)
Balance on December 31, 2020	3,024